Financial instruments (Details) - Summary of Differences Between Borrowing Fair Value and Carrying Amounts - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial instruments (Details) - Summary of Differences Between Borrowing Fair Value and Carrying Amounts [Line Items]
Borrowings, Carrying Amount	$ 664,358	$ 628,740
Borrowings, Fair Value	698,170	653,402
Senior Bonds [member]
Financial instruments (Details) - Summary of Differences Between Borrowing Fair Value and Carrying Amounts [Line Items]
Borrowings, Carrying Amount	540,189	530,506
Borrowings, Fair Value	546,510	535,167
Aztiq Convertible Bond [member]
Financial instruments (Details) - Summary of Differences Between Borrowing Fair Value and Carrying Amounts [Line Items]
Borrowings, Carrying Amount	13,798	65,793
Borrowings, Fair Value	14,721	65,772
Mitsui Convertible Bond [member]
Financial instruments (Details) - Summary of Differences Between Borrowing Fair Value and Carrying Amounts [Line Items]
Borrowings, Carrying Amount	54,134
Borrowings, Fair Value	57,755
Shinhan Convertible Bond [member]
Financial instruments (Details) - Summary of Differences Between Borrowing Fair Value and Carrying Amounts [Line Items]
Borrowings, Carrying Amount	5,026
Borrowings, Fair Value	5,362
Convertible instruments [member]
Financial instruments (Details) - Summary of Differences Between Borrowing Fair Value and Carrying Amounts [Line Items]
Borrowings, Carrying Amount	51,211	32,441
Borrowings, Fair Value	$ 73,822	$ 52,463